Management of financial risk - Fair value measurement (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets
Derivative financial liabilities	¥ 190,971	¥ 165,880
Financial assets at fair value through profit or loss (FVPL)
Disclosure of fair value measurement of assets
Assets measured at fair value	2,071,653	1,487,871
Financial assets at fair value through other comprehensive income (FVOCI)
Disclosure of fair value measurement of assets
Assets measured at fair value	1,122,998	21,828
Level 1 | Financial assets at fair value through other comprehensive income (FVOCI)
Disclosure of fair value measurement of assets
Assets measured at fair value	16,334	16,828
Level 2
Disclosure of fair value measurement of assets
Derivative financial liabilities	190,971	165,880
Level 2 | Financial assets at fair value through profit or loss (FVPL)
Disclosure of fair value measurement of assets
Assets measured at fair value	2,070,977	1,487,195
Level 3 | Financial assets at fair value through profit or loss (FVPL)
Disclosure of fair value measurement of assets
Assets measured at fair value	676	676
Level 3 | Financial assets at fair value through other comprehensive income (FVOCI)
Disclosure of fair value measurement of assets
Assets measured at fair value	¥ 1,106,664	¥ 5,000